Deposits - Schedule of Maturity Profile of the Bank's Deposits, Excluding Interest Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deposits from customers [Line Items]
Remaining Term	$ 4,408,149	$ 3,190,716
Original Term	4,408,149	3,190,716
Demand
Disclosure of deposits from customers [Line Items]
Remaining Term	510,195	233,756
Original Term	510,195	233,757
Up to 1 month
Disclosure of deposits from customers [Line Items]
Remaining Term	2,026,454	1,630,484
Original Term	1,336,379	999,043
From 1 month to 3 months
Disclosure of deposits from customers [Line Items]
Remaining Term	704,765	887,232
Original Term	758,728	969,960
From 3 month to 6 months
Disclosure of deposits from customers [Line Items]
Remaining Term	517,359	250,300
Original Term	675,106	385,972
From 6 month to 1 year
Disclosure of deposits from customers [Line Items]
Remaining Term	570,033	153,862
Original Term	892,221	554,402
From 1 year to 2 years
Disclosure of deposits from customers [Line Items]
Remaining Term	77,843	18,787
Original Term	216,430	31,287
From 2 years to 5 years
Disclosure of deposits from customers [Line Items]
Remaining Term	1,500	16,295
Original Term	$ 19,090	$ 16,295